Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance

Pay Versus Performance Table

The following table provides the required compensation information for our NEOs and the required financial performance information in accordance with rules adopted by the Securities and Exchange Commission. The Compensation Discussion & Analysis (“CD&A”) describes the compensation setting process for our executive officers, which is done independently from the disclosure requirements.

					Year-end value of $100 invested on 8/31/2021 in:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1) (2) ($)	Average Summary Compensation Table total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1) (2) ($)	KRUS ($)	S&P 600 Restaurant Index ($)	Net Income (Loss) ($000s)	Adjusted EBITDA ($000s)
2025	$1,155,662	$1,309,918	$602,963	$723,410	$166.91	$92.42	$(1,904)	$19,065
2024	$931,498	$611,094	$515,210	$130,853	$129.88	$71.75	$(8,804)	$14,564
2023	$1,074,617	$1,262,592	$1,264,665	$1,636,162	$171.95	$75.37	$1,502	$14,342
2022	$650,417	$1,137,172	$427,156	$241,301	$147.14	$67.01	$(764)	$9,155

(1) Hajime Uba was our CEO for all fiscal years shown. Non-CEO NEOs reflect the average compensation for the following executives by year; 2025 and 2024: Jeffrey Uttz, Shahin Allameh, Robert Kluger, and Arlene Petokas 2023; Jeffrey Uttz and Shahin Allameh 2022: Shahin Allameh, Brent Takao (Chief Accounting Officer), and Steven Benrubi (Former Chief Financial Officer).

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid with respect to the fiscal year 2025 are shown below:

	2025
	Uba, Hajime	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,155,662	$602,963
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(454,750)	(199,350)
Year-end fair value of unvested awards granted in the current year	482,032	211,249
Year-over-year difference of year-end fair values for unvested awards granted in prior years	62,314	45,756
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	64,660	62,792
Forfeitures during current year equal to prior year fair value	—	—
Dividends or dividend equivalents not included in total compensation	—	—
Total Adjustments for Equity Awards	154,256	120,447
Compensation Actually Paid (as calculated)	$1,309,918	$723,410

Performance Measures Used to Link Company Performance and Compensation Actually Paid (“CAP”)

The following list sets forth the performance measures that we use to link compensation paid to our NEOs.

•
Adjusted EBITDA
•
Revenue
•
G&A % of Sales
•
Restaurant-level Operating Profit Margin
•
Same Store Sales Growth

Named Executive Officers, Footnote	Hajime Uba was our CEO for all fiscal years shown. Non-CEO NEOs reflect the average compensation for the following executives by year; 2025 and 2024: Jeffrey Uttz, Shahin Allameh, Robert Kluger, and Arlene Petokas 2023; Jeffrey Uttz and Shahin Allameh 2022: Shahin Allameh, Brent Takao (Chief Accounting Officer), and Steven Benrubi (Former Chief Financial Officer).
PEO Total Compensation Amount	$ 1,155,662	$ 931,498	$ 1,074,617	$ 650,417
PEO Actually Paid Compensation Amount	1,309,918	611,094	1,262,592	1,137,172
Non-PEO NEO Average Total Compensation Amount	602,963	515,210	1,264,665	427,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 723,410	130,853	1,636,162	241,301
Adjustment to Non-PEO NEO Compensation Footnote

	2025
	Uba, Hajime	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,155,662	$602,963
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(454,750)	(199,350)
Year-end fair value of unvested awards granted in the current year	482,032	211,249
Year-over-year difference of year-end fair values for unvested awards granted in prior years	62,314	45,756
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	64,660	62,792
Forfeitures during current year equal to prior year fair value	—	—
Dividends or dividend equivalents not included in total compensation	—	—
Total Adjustments for Equity Awards	154,256	120,447
Compensation Actually Paid (as calculated)	$1,309,918	$723,410

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following list sets forth the performance measures that we use to link compensation paid to our NEOs.

•
Adjusted EBITDA
•
Revenue
•
G&A % of Sales
•
Restaurant-level Operating Profit Margin
•
Same Store Sales Growth

Total Shareholder Return Amount	$ 166.91	129.88	171.95	147.14
Peer Group Total Shareholder Return Amount	92.42	71.75	75.37	67.01
Net Income (Loss)	$ (1,904,000)	$ (8,804,000)	$ 1,502,000	$ (764,000)
Company Selected Measure Amount	19,065,000	14,564,000	14,342,000	9,155,000
PEO Name	Hajime Uba	Hajime Uba	Hajime Uba	Hajime Uba
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	G&A % of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Restaurant-level Operating Profit Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Same Store Sales Growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 154,256
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,750)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,032
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,314
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,660
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,447
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,350)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,249
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,756
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 62,792